D2 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities

Contingent liabilities
	2021	2020
Contingent liabilities	1,614	1,198
Total	1,614	1,198